Variable Interest Entities (Details) - USD ($)	2 Months Ended	3 Months Ended							6 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 19, 2018	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entities
Net Income	$ (2,300)	$ (432,034)	$ (6,120,741)	$ 5,685,300	$ (2,416,660)	$ (2,618,735)	$ (776,839)		$ (435,441)	$ (3,395,574)	$ (867,475)	$ (5,812,234)		$ (8,339,904)
TOI Parent Inc.
Variable Interest Entities
Net Income		$ (2,980,123)	$ 3,204,025	$ (994,650)	$ (675,948)	$ 1,018,188	$ (9,845,729)	$ (1,993,628)			(770,748)	(9,503,489)	$ 5,941,602	(14,321,235)	$ (4,021,395)
TOI Parent Inc. | Variable interest entity
Variable Interest Entities
Net Income								(1,993,628)			770,748	0		14,321,235	(4,021,395)
Net loss attributable to noncontrolling interest								$ 0			$ 9,503,489	$ 0		$ 0	$ 0